Cover Page	6 Months Ended
Apr. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Entity Registrant Name	Royal Bank of Canada
Entity Central Index Key	0001000275
Current Fiscal Year End Date	--10-31